Issued Capital - Schedule of Share Capital (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Share Capital [Abstract]
Number of shares, Ordinary Shares fully paid	3,446,434	3,431,434
Ordinary Shares fully paid	$ 68,862,716	$ 68,844,716